Financial Instruments (Details 2) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Amounts receivable	$ 4,105	$ 12,003
Long-term investments	2,988	4,151
Level 1 [Member]
Statement [Line Items]
Cash	138,247	101,724
Amounts receivable	31	0
Derivative asset	0	0
Long-term investments	2,724	3,843
Total financial assets	141,002	105,567
Derivative liability	0	0
Total financial liabilities	0	0
Level 2 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	1,447	7,430
Derivative asset	0	1,314
Long-term investments	0	0
Total financial assets	1,447	8,744
Derivative liability	0	0
Total financial liabilities	0	0
Level 3 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	0	0
Derivative asset	0	0
Long-term investments	264	308
Total financial assets	264	308
Derivative liability	(523)	0
Total financial liabilities	$ (523)	$ 0